SCHEDULE OF PREPAYMENTS FOR LONG TERM ASSETS (Details) (Parenthetical) - USD ($)	May 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Aggregate consideration	$ 120,000
Payment to seller			$ 120,000
Chaince Securities Inc [Member]
Restructuring Cost and Reserve [Line Items]
Payment to seller		$ 120,000